Accounts Receivable (Tables) - BigToken Inc [Member]	9 Months Ended
Sep. 30, 2020
Schedule of Accounts Receivable
	September 30, 2020 (Unaudited)	December 31, 2019	December 31, 2018

Gross accounts receivable	$1,168,000	$1,333,000	$801,000
Allowance for bad debts	(486,000)	(457,000)	(11,000)
Accounts receivable, net	$682,000	$876,000	$790,000

Schedule of Provision for Bad Debts for the Periods

The following table summarizes the Company’s provision for bad debts for the periods indicated:

	Nine months ended		Years ended
	September 30, 2020 (Unaudited)	September 30, 2019 (Unaudited)	December 31, 2019	December 31, 2018
Directly identifiable as BIGToken’s	$29,000	$246,000	$446,000	$3,000
Allocated from SRAX, Inc.	32,000	-	4,000	3,000
Provision for bad debts	$61,000	$246,000	$450,000	$6,000